Acquisition - Shan Shan Outlets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 10, 2019
Consideration:
Consideration payable		¥ 1,255,895
Total consideration transferred		1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Non-controlling interests		(228,162)
Goodwill	¥ 236,711	¥ 593,662	$ 90,983
Percentage of equity interest acquired		60.00%	60.00%
Business Combination Consideration		¥ 1,803,345
Goodwill	236,711	593,662	$ 90,983
Shan Shan Outlets [Member]
Consideration:
Cash		2,925,000
Consideration payable		25,000
Total consideration transferred	2,950,000	2,950,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		175,822
Accounts receivables		6,420
Other receivables and prepayments		537,182
Inventories		46,603
Amounts due from related parties		12,821
Other long-term assets		25,000
Deferred tax assets		51,252
Property and equipment		461,408
Land use rights		837,160
Construction in progress		207,707
Investments in equity method investees		2,322,375
Total assets acquired		4,683,750
Accounts payables		(69,427)
Advances from customers		(42,795)
Accrued expenses and other current liabilities		(179,574)
Amounts due to related parties		(282,106)
Deferred income		(194,162)
Bank borrowings		(709,954)
Financial guarantee		(8,847)
Deferred tax liabilities		(91,272)
Total liabilities assumed		(1,578,137)
Net assets acquired		3,105,613
Non-controlling interests		(314,537)
Goodwill		158,924
Total consideration		2,950,000
Percentage of equity interest acquired				100.00%
Business Combination Consideration	2,950,000	2,950,000
Business combination revenue from acquiree	245,800
Goodwill		¥ 158,924
Business combination net income loss from acquiree	¥ 31,500
Shan Shan Outlets [Member] | Minimum
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average amortization period at the acquisition date, Property and equipment,net		14 years
Weighted average amortization period at the acquisition date,Land use rights,net		30 years
Shan Shan Outlets [Member] | Maximum
Recognized amounts of identifiable assets acquired and liabilities assumed:
Weighted average amortization period at the acquisition date, Property and equipment,net		20 years
Weighted average amortization period at the acquisition date,Land use rights,net		40 years